Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2010

To the Product Prospectus for:

Lincoln SVUL

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends page one of your product prospectus:

•                  Aim Variable Insurance Funds (Invesco Variable Insurance Funds)

The following information amends the “Funds” section of your prospectus:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

•                  Invesco V.I. Capital Appreciation Fund (Series I Shares): Capital appreciation.
Name changed from AIM V.I. Capital Appreciation Fund.

•                  Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. Core Equity Fund.

•                  Invesco V.I. International Growth Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. International Growth Fund.

Delaware VIP Trust, advised by Delaware Management Company.*

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Wells Fargo Intrinsic Value Fund (Standard Class): Income.
(Subadvised by Metropolitan West Capital Management)
Name changed from LVIP FI-Equity Income Fund.

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2010

To the Product Prospectus for:

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends page one of your product prospectus:

•                  Aim Variable Insurance Funds (Invesco Variable Insurance Funds)

The following information amends the “Funds” section of your prospectus:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

•                  Invesco V.I. Capital Appreciation Fund (Series I Shares): Capital appreciation.
Name changed from AIM V.I. Capital Appreciation Fund.

•                  Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. Core Equity Fund.

•                  Invesco V.I. International Growth Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. International Growth Fund.

Delaware VIP Trust, advised by Delaware Management Company.*

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP BlackRock Inflation Protected Bond Fund (Standard Class): Maximize real return.
(Subadvised by BlackRock Financial Management, Inc.)
New fund available on or about May 17, 2010. Consult your financial advisor.

•                  LVIP Delaware Diversified Floating Rate Fund (Standard Class): Total return.
(Subadvised by Delaware Management Company)
New fund available on or about May 17, 2010. Consult your financial advisor.

•                  LVIP J.P. Morgan High Yield Fund (Standard Class): High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
New fund available on or about May 17, 2010. Consult your financial advisor.

•                  LVIP Wells Fargo Intrinsic Value Fund (Standard Class): Income.
(Subadvised by Metropolitan West Capital Management)
Name changed from LVIP FI-Equity Income Fund.

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583

542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses Without waivers or reductions	Total waivers and reductions	Total Fund operating expenses with waivers and reductions
LVIP BlackRock Inflation Protected Bond Fund (Standard Class)	0.45%	0.00%	0.11%	0.00%	0.56%
LVIP Delaware Diversified Floating Rate Fund (Standard Class)(1)	0.60%	0.00%	0.45%	0.00%	1.05%	(0.25)%	0.80%
LVIP J.P. Morgan High Yield Fund (Standard Class)(2)	0.65%	0.00%	0.19%	0.00%	0.84%	(0.02)%	0.82%

(1) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.80% of average daily net assets of the fund.  The agreement will continue at least through April 30, 2011.

(2) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.82% of average daily net assets of the fund.  The agreement will continue at least through April 30, 2011.